Virtus International Small-Cap Fund
Virtus International Small-Cap Fund

Virtus Emerging Markets Debt Fund, Virtus Emerging Markets Small-Cap Fund,

Virtus Emerging Markets Equity Income Fund, Virtus Global Opportunities Fund,

Virtus Global Real Estate Securities Fund, Virtus Greater European Opportunities Fund,

Virtus International Equity Fund, Virtus International Real Estate Securities Fund and

Virtus International Small-Cap Fund each a series of Virtus Opportunities Trust

Supplement dated September 1, 2015 to the Summary Prospectuses dated January 28, 2015,

as supplemented, and the Virtus Opportunities Trust Statutory Prospectus,

dated January 28, 2015, as supplemented.

Important Notice to Investors

Virtus International Small-Cap Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.48%	0.48%	0.48%	0.39	%(b)
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses(c)	1.75%	2.50%	1.50%	1.41%
Less: Expense Reimbursement(d)	(0.15)%	(0.15)%	(0.15)%	(0.15)%
Total Annual Fund Operating Expenses After Expense Reimbursement(c)(d)	1.60%	2.35%	1.35%	1.26%

(b)	Estimated for current fiscal year, as annualized.
(c)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(d)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.60% for Class A Shares, 2.35% for Class C Shares, 1.35% for Class I Shares and 1.26% for Class R6 Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$728	$1,066	$1,442	$2,495
Class C	Sold	$338	$749	$1,303	$2,813
	Held	$238	$749	$1,303	$2,813
Class I	Sold or Held	$137	$444	$789	$1,764
Class R6	Sold or Held	$128	$416	$742	$1,664

The first paragraph and the information in the first table in the section “More Information About Fund Expenses” on page 139 of the statutory prospectus are hereby revised with the following information for the above referenced funds:

Virtus Investment Advisers, Inc. (“VIA”) has contractually agreed to limit the total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, leverage expenses, extraordinary expenses and acquired fund fees and expenses, if any) of certain of the funds so that expenses do not exceed, on an annualized basis, the amounts indicated in the following table.

	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R6 Shares	Class T Shares	Through Date
Virtus Emerging Markets Debt Fund	1.35%	N/A	2.10%	1.10%	N/A	N/A	January 31, 2017
Virtus Emerging Markets Equity Income Fund(1)	1.75%	N/A	2.50%	1.50%	N/A	N/A	January 31, 2017
Virtus Emerging Markets Small-Cap Fund	1.85%	N/A	2.60%	1.60%	N/A	N/A	January 31, 2017
Virtus Global Opportunities Fund(1)	1.55%	2.30%	2.30%	1.30%	N/A	N/A	January 31, 2017
Virtus Global Real Estate Securities Fund	1.40%	N/A	2.15%	1.15%	N/A	N/A	January 31, 2017
Virtus Greater European Opportunities Fund	1.45%	N/A	2.20%	1.20%	N/A	N/A	January 31, 2017
Virtus International Equity Fund	1.50%	N/A	2.25%	1.25%	N/A	N/A	January 31, 2017
Virtus International Real Estate Securities Fund	1.50%	N/A	2.25%	1.25%	N/A	N/A	January 31, 2017
Virtus International Small-Cap Fund	1.60%	N/A	2.35%	1.35%	1.26%	N/A	January 31, 2017

(1) Fund expenses currently below the capped level.

Investors should retain this supplement with the Prospectuses for future reference.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus International Small-Cap Fund		Class A	Class C	Class I	Class R6
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.48%	0.48%	0.48%	0.39%	[1]
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	[2]	1.75%	2.50%	1.50%	1.41%
Less: Expense Reimbursement	[3]	(0.15%)	(0.15%)	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[2],[3]	1.60%	2.35%	1.35%	1.26%
[1]	Estimated for current fiscal year, as annualized.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[3]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.60% for Class A Shares, 2.35% for Class C Shares, 1.35% for Class I Shares and 1.26% for Class R6 Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:
Expense Example - Virtus International Small-Cap Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	728	1,066	1,442	2,495
Class C	Sold	338	749	1,303	2,813
Class I	Sold or Held	137	444	789	1,764
Class R6	Sold or Held	128	416	742	1,664

Expense Example, No Redemption - Virtus International Small-Cap Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	728	1,066	1,442	2,495
Class C	Held	238	749	1,303	2,813
Class I	Sold or Held	137	444	789	1,764
Class R6	Sold or Held	128	416	742	1,664